UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1512

Oppenheimer Capital Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2012

Item 1. Schedule of Investments.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Shares	Value
Wholly-Owned Subsidiary–0.0%
Oppenheimer Capital Income Fund (Cayman) Ltd.[1,2] (Cost $750,000)	7,500	$711,968
Common Stocks–27.8%
Consumer Discretionary–3.0%
Hotels, Restaurants & Leisure–0.7%
McDonald’s Corp.	145,000	12,620,800
Media–1.9%
Cinemark Holdings, Inc.	528,000	14,361,600
Comcast Corp., Cl. A	264,000	9,815,520
Time Warner Cable, Inc.	72,500	6,879,525

		31,056,645
Multiline Retail–0.1%
Target Corp.	35,000	2,209,550
Specialty Retail–0.3%
Tiffany & Co.	80,000	4,718,400
Consumer Staples–2.9%
Beverages–0.9%
Coca-Cola Co. (The)	412,000	15,623,040
Food Products–0.2%
Adecoagro SA2	334,030	2,972,867
Household Products–1.0%
Church & Dwight Co., Inc.	290,000	15,703,500
Tobacco–0.8%
Philip Morris International, Inc., Cl. A	156,000	14,021,280
Energy–3.3%
Energy Equipment & Services–0.4%
Baker Hughes, Inc.	57,000	2,459,550
Schlumberger Ltd.	63,000	4,512,060

		6,971,610
Oil, Gas & Consumable Fuels–2.9%
Apache Corp.	46,500	3,584,685
Chevron Corp.	126,100	13,327,509
Enbridge Energy Management LLC[2]	1	3
Exxon Mobil Corp.	165,300	14,569,542
Kinder Morgan Management LLC[2]	1	27
Kinder Morgan, Inc.	97,000	3,279,570
Noble Energy, Inc.	21,500	2,101,625
Royal Dutch Shell plc, B Shares	305,953	10,561,006
Royal Dutch Shell plc, Cl. A, ADR	8,000	535,760

		47,959,727
Financials–4.8%
Capital Markets–0.1%
Goldman Sachs Group, Inc. (The)	13,000	1,531,270
Commercial Banks–2.4%
Bond Street Holdings LLC, Cl. A2,3	285,000	5,272,500
Bond Street Holdings LLC, Cl. B, Non-Vtg.[2]	90,000	1,665,000
M&T Bank Corp.	136,000	13,291,280
PNC Financial Services Group, Inc.	111,000	6,231,540

1	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Shares	Value
Common Stocks Continued
Commercial Banks Continued
Wells Fargo & Co.	414,000	$13,666,140

		40,126,460
Insurance–0.8%
ACE Ltd.	55,000	4,357,650
Alleghany Corp.[2]	25,052	8,793,252

		13,150,902
Real Estate Investment Trusts (REITs)–1.5%
American Assets Trust, Inc.	205,000	5,582,150
Macerich Co. (The)	100,000	5,650,000
Starwood Property Trust, Inc.	655,130	14,976,272

		26,208,422
Health Care–3.8%
Health Care Equipment & Supplies–0.3%
Baxter International, Inc.	35,000	2,319,450
Covidien plc	45,000	2,614,950

		4,934,400
Health Care Providers & Services–1.2%
HCA Holdings, Inc.	101,550	3,224,213
Humana, Inc.	97,400	6,370,934
UnitedHealth Group, Inc.	204,000	11,095,560

		20,690,707
Pharmaceuticals–2.3%
Merck & Co., Inc.	298,000	13,201,400
Pfizer, Inc.	348,400	8,716,968
Teva Pharmaceutical Industries Ltd., Sponsored ADR	108,440	4,375,554
Watson Pharmaceuticals, Inc.[2]	130,000	11,441,300

		37,735,222
Industrials–2.4%
Aerospace & Defense–0.3%
Honeywell International, Inc.	75,000	4,599,750
Commercial Services & Supplies–0.2%
Tyco International Ltd.	140,000	3,971,800
Construction & Engineering–0.4%
Quanta Services, Inc.[2]	220,000	5,689,200
Machinery–0.5%
AGCO Corp.[2]	94,410	4,357,022
SPX Corp.	64,000	4,359,680

		8,716,702
Trading Companies & Distributors–1.0%
AerCap Holdings NV2	750,000	9,382,500
Watsco, Inc.	98,000	7,025,620

		16,408,120
Information Technology–3.7%
Communications Equipment–1.5%
Ciena Corp.[2]	494,980	7,365,302

2	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Shares	Value
Common Stocks Continued
Communications Equipment Continued
Cisco Systems, Inc.	250,000	$4,727,500
Juniper Networks, Inc.[2]	318,000	5,717,640
QUALCOMM, Inc.	126,500	8,047,930

		25,858,372
Computers & Peripherals–0.6%
Apple, Inc.	17,092	10,003,606
Electronic Equipment, Instruments & Components–0.1%
TE Connectivity Ltd.	62,000	2,181,780
IT Services–0.9%
Accenture plc, Cl. A	100,000	6,792,000
International Business Machines Corp.	39,200	7,450,744

		14,242,744
Semiconductors & Semiconductor Equipment–0.3%
Xilinx, Inc.	145,000	5,024,250
Software–0.3%
Oracle Corp.	134,000	4,301,400
Materials–1.9%
Chemicals–1.7%
Celanese Corp., Series A	35,000	1,436,400
LyondellBasell Industries NV, Cl. A	225,000	11,189,250
Mosaic Co. (The)	280,134	15,144,044

		27,769,694
Containers & Packaging–0.2%
Rock-Tenn Co., Cl. A	63,469	4,128,024
Telecommunication Services–0.9%
Diversified Telecommunication Services–0.9%
AT&T, Inc.	232,500	7,935,225
Verizon Communications, Inc.	150,000	6,618,000

		14,553,225
Utilities–1.1%
Electric Utilities–0.4%
Cleco Corp.	147,000	5,922,630
Multi-Utilities–0.7%
CenterPoint Energy, Inc.	281,000	5,544,130
CMS Energy Corp.	285,000	6,962,550

		12,506,680

Total Common Stocks (Cost $373,072,594)		464,112,779
Preferred Stocks–3.5%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg.	123,300	2,527,650
H.J. Heinz Finance Co., 8% Cum., Series B1,[4]	295	30,910,469
M&T Bank Corp.:
5% Cum., Series A, Non-Vtg.	1,833	1,833,000
5% Cum., Series C, Non-Vtg.	4,500	4,590,000
M&T Capital Trust IV, 8.50% Cum., Non-Vtg.	8,124	209,193
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series F, Non-Vtg.	75,000	1,917,000

3	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Shares	Value
Preferred Stocks Continued
PPL Corp.:
8.75% Cv.	147,000	$7,908,600
9.50% Cv., Non-Vtg.	147,000	7,923,300

Total Preferred Stocks (Cost $56,655,015)		57,819,212

	Units
Rights, Warrants and Certificates–0.1%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86, Exp. 11/30/14[2] (Cost $192,089)	38,418	998,868

	Principal Amount
Mortgage-Backed Obligations–24.5%
Government Agency–19.0%
FHLMC/FNMA/FHLB/Sponsored–18.9%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/42[5]	$9,280,000	9,873,050
4.50%, 5/1/19[6]	1,829,561	1,931,762
5%, 12/15/34	139,087	150,664
6%, 5/15/18	626,206	669,532
6.50%, 7/1/28-4/1/34	316,769	369,190
7%, 10/1/31	362,319	433,251
8%, 4/1/16	76,853	82,189
9%, 8/1/22-5/1/25	35,225	40,700
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.806%, 3/25/36[7]	409,894	580,352
Series 2034, Cl. Z, 6.50%, 2/15/28	185,127	212,573
Series 2043, Cl. ZP, 6.50%, 4/15/28	830,086	958,542
Series 2053, Cl. Z, 6.50%, 4/15/28	190,494	218,724
Series 2279, Cl. PK, 6.50%, 1/15/31	352,433	384,243
Series 2326, Cl. ZP, 6.50%, 6/15/31	157,921	182,468
Series 2426, Cl. BG, 6%, 3/15/17	878,491	939,600
Series 2427, Cl. ZM, 6.50%, 3/15/32	638,512	739,159
Series 2461, Cl. PZ, 6.50%, 6/15/32	947,122	1,096,578
Series 2500, Cl. FD, 0.708%, 3/15/32[7]	101,745	102,996
Series 2526, Cl. FE, 0.608%, 6/15/29[7]	120,558	121,515
Series 2538, Cl. F, 0.808%, 12/15/32[7]	902,248	912,093
Series 2551, Cl. FD, 0.608%, 1/15/33[7]	79,789	80,478
Series 2626, Cl. TB, 5%, 6/1/33	1,246,348	1,370,159
Series 3025, Cl. SJ, 23.987%, 8/15/35[7]	133,410	189,766
Series 3822, Cl. JA, 5%, 6/1/40	1,168,008	1,218,837
Series 3848, Cl. WL, 4%, 4/1/40	1,819,695	1,940,435
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 15.694%, 4/1/27[8]	268,231	45,738
Series 192, Cl. IO, 12.583%, 2/1/28[8]	81,484	14,993
Series 2130, Cl. SC, 53.614%, 3/15/29[8]	220,853	49,787
Series 243, Cl. 6, 0%, 12/15/32[8,9]	311,998	55,315

4	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Series 2639, Cl. SA, 5.855%, 7/15/22[8]	$717,403	$36,127
Series 2796, Cl. SD, 66.102%, 7/15/26[8]	322,342	68,021
Series 2802, Cl. AS, 60.625%, 4/15/33[8]	184,087	8,526
Series 2815, Cl. PT, 41.531%, 11/15/32[8]	4,774,659	585,616
Series 2920, Cl. S, 64.796%, 1/15/35[8]	1,826,666	389,795
Series 2922, Cl. SE, 10.723%, 2/15/35[8]	452,280	103,172
Series 2937, Cl. SY, 25.416%, 2/15/35[8]	6,942,821	1,378,599
Series 3201, Cl. SG, 10.477%, 8/15/36[8]	1,618,935	296,735
Series 3450, Cl. BI, 14.31%, 5/15/38[8]	2,280,298	384,966
Series 3606, Cl. SN, 8.618%, 12/15/39[8]	945,539	147,966
Series 3662, Cl. SM, 26.97%, 10/15/32[8]	2,029,983	296,263
Series 3736, Cl. SN, 7.93%, 10/15/40[8]	5,045,642	853,193
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.754%, 6/1/26[10]	83,794	74,369
Federal National Mortgage Assn.:
2.50%, 12/1/27[5]	91,495,000	95,726,644
3%, 12/1/27[5]	6,395,000	6,745,476
3.50%, 12/1/27-1/1/43[5]	44,475,000	47,381,026
4%, 12/1/42[5]	29,040,000	31,122,711
4.50%, 12/1/27-12/1/42[5]	37,515,000	40,436,563
5.50%, 2/1/35-4/1/39	5,544,188	6,053,366
6%, 12/1/42[5]	6,075,000	6,660,669
6.50%, 5/25/17-11/25/31	2,123,819	2,389,295
7%, 11/1/17-7/25/35	321,086	356,031
7.50%, 1/1/33-3/25/33	4,283,091	5,217,304
8.50%, 7/1/32	11,355	14,136
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	507,789	578,861
Trust 1998-61, Cl. PL, 6%, 11/25/28	253,949	286,894
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	415,565	476,732
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	769,192	890,485
Trust 2003-130, Cl. CS, 13.685%, 12/25/33[7]	493,149	613,682
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,511,059	3,864,447
Trust 2004-101, Cl. BG, 5%, 1/25/20	1,742,455	1,855,898
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,135,327	7,859,687
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,778,575
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	997,751	1,023,287
Trust 2006-46, Cl. SW, 23.438%, 6/25/36[7]	320,530	451,329
Trust 2006-50, Cl. KS, 23.439%, 6/25/36[7]	665,786	918,636
Trust 2006-50, Cl. SK, 23.439%, 6/25/36[7]	91,394	138,864
Trust 2007-109, Cl. NF, 0.758%, 12/25/37[7]	1,470,232	1,490,391
Trust 2007-42, Cl. A, 6%, 2/1/33	1,290,637	1,328,881
Trust 2009-36, Cl. FA, 1.148%, 6/25/37[7]	1,747,900	1,775,851
Trust 2009-37, Cl. HA, 4%, 4/1/19	2,066,901	2,185,869
Trust 2009-70, Cl. PA, 5%, 8/1/35	1,352,841	1,368,894
Trust 2011-15, Cl. DA, 4%, 3/1/41	834,259	895,411

5	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 2011-3, Cl. KA, 5%, 4/1/40	$1,762,011	$1,927,968
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 50.282%, 3/17/31[8]	236,331	48,353
Trust 2001-65, Cl. S, 30.983%, 11/25/31[8]	602,659	128,544
Trust 2001-78, Cl. JS, 3.406%, 8/25/41[8]	2,510,974	412,919
Trust 2001-81, Cl. S, 25.166%, 1/25/32[8]	147,831	33,920
Trust 2002-47, Cl. NS, 34.525%, 4/25/32[8]	342,553	71,552
Trust 2002-51, Cl. S, 34.748%, 8/25/32[8]	314,511	65,695
Trust 2002-52, Cl. SD, 42.018%, 9/25/32[8]	407,816	96,277
Trust 2002-60, Cl. SM, 29.663%, 8/25/32[8]	520,233	97,488
Trust 2002-7, Cl. SK, 28.606%, 1/25/32[8]	155,395	31,699
Trust 2002-75, Cl. SA, 28.865%, 11/25/32[8]	717,979	142,495
Trust 2002-77, Cl. BS, 23.332%, 12/18/32[8]	310,920	61,759
Trust 2002-77, Cl. JS, 20.302%, 12/18/32[8]	502,564	96,911
Trust 2002-77, Cl. SA, 24.094%, 12/18/32[8]	494,648	96,624
Trust 2002-77, Cl. SH, 40.244%, 12/18/32[8]	217,992	47,809
Trust 2002-89, Cl. S, 55.773%, 1/25/33[8]	993,826	221,481
Trust 2002-9, Cl. MS, 28.024%, 3/25/32[8]	194,497	43,703
Trust 2002-90, Cl. SN, 30.745%, 8/25/32[8]	267,887	50,195
Trust 2002-90, Cl. SY, 37.329%, 9/25/32[8]	123,083	23,708
Trust 2003-33, Cl. SP, 31.091%, 5/25/33[8]	676,780	113,703
Trust 2003-46, Cl. IH, 0%, 6/1/23[8,9]	1,348,722	155,194
Trust 2003-89, Cl. XS, 99.999%, 11/25/32[8]	195,674	2,691
Trust 2004-54, Cl. DS, 49.991%, 11/25/30[8]	387,179	79,088
Trust 2004-56, Cl. SE, 13.206%, 10/25/33[8]	891,385	167,249
Trust 2005-12, Cl. SC, 14.425%, 3/25/35[8]	231,521	51,207
Trust 2005-19, Cl. SA, 60.322%, 3/25/35[8]	4,612,722	977,577
Trust 2005-40, Cl. SA, 57.087%, 5/25/35[8]	995,275	212,746
Trust 2005-5, Cl. SD, 12.039%, 1/25/35[8]	960,734	151,889
Trust 2005-6, Cl. SE, 72.818%, 2/25/35[8]	1,528,554	299,816
Trust 2005-71, Cl. SA, 59.692%, 8/25/25[8]	1,016,129	155,338
Trust 2005-93, Cl. SI, 21.787%, 10/25/35[8]	1,448,702	226,184
Trust 2006-51, Cl. SA, 28.536%, 6/25/36[8]	9,146,434	1,310,386
Trust 2007-75, Cl. BI, 7.047%, 8/25/37[8]	6,068,321	1,338,619
Trust 2008-46, Cl. EI, 16.313%, 6/25/38[8]	2,356,674	400,269
Trust 2008-55, Cl. SA, 16.117%, 7/25/38[8]	1,853,713	282,343
Trust 2009-8, Cl. BS, 22.43%, 2/25/24[8]	1,633,413	174,132
Trust 222, Cl. 2, 24.486%, 6/1/23[8]	585,387	116,751
Trust 252, Cl. 2, 41.275%, 11/1/23[8]	511,199	108,306
Trust 303, Cl. IO, 32.289%, 11/1/29[8]	195,539	38,394
Trust 308, Cl. 2, 25.621%, 9/1/30[8]	485,868	98,752
Trust 320, Cl. 2, 10.825%, 4/1/32[8]	1,928,360	350,788
Trust 321, Cl. 2, 1.429%, 4/1/32[8]	1,574,902	247,155

6	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
FHLMC/FNMA/FHLB/Sponsored Continued
Trust 331, Cl. 9, 6.675%, 2/1/33[8]	$531,254	$83,256
Trust 334, Cl. 17, 13.853%, 2/1/33[8]	316,073	67,860
Trust 339, Cl. 12, 0.57%, 7/1/33[8]	1,221,495	171,506
Trust 339, Cl. 7, 27.127%, 7/1/33[8]	1,533,630	225,475
Trust 343, Cl. 13, 1.352%, 9/1/33[8]	1,128,585	164,167
Trust 343, Cl. 18, 9.567%, 5/1/34[8]	351,984	56,748
Trust 345, Cl. 9, 61.576%, 1/1/34[8]	607,169	77,957
Trust 351, Cl. 10, 0.084%, 4/1/34[8]	414,817	63,960
Trust 351, Cl. 8, 2.252%, 4/1/34[8]	675,228	104,111
Trust 356, Cl. 10, 27.636%, 6/1/35[8]	527,726	76,565
Trust 356, Cl. 12, 35.948%, 2/1/35[8]	258,270	35,063
Trust 362, Cl. 13, 12.498%, 8/1/35[8]	888,979	145,735
Trust 364, Cl. 16, 23.253%, 9/1/35[8]	1,100,326	164,918
Trust 365, Cl. 16, 0%, 3/1/36[8,9]	3,095,771	484,890
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.302%, 9/25/23[10]	227,490	209,622

		314,363,442
GNMA/Guaranteed–0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	46,776	50,088
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 82.361%, 1/16/27[8]	484,209	94,913
Series 2002-15, Cl. SM, 72.427%, 2/16/32[8]	447,771	105,368
Series 2002-41, Cl. GS, 49.584%, 6/16/32[8]	243,134	56,760
Series 2002-76, Cl. SY, 81.563%, 12/16/26[8]	1,222,986	268,587
Series 2004-11, Cl. SM, 71.048%, 1/17/30[8]	429,950	104,258
Series 2007-17, Cl. AI, 21.58%, 4/16/37[8]	3,420,756	815,313
Series 2011-52, Cl. HS, 11.744%, 4/16/41[8]	3,854,103	1,103,294

		2,598,581
Non-Agency–5.5%
Commercial–2.6%
Banc of America Commercial Mortgage Trust 2006-6, Commercial Mtg. Pass-Through Certificates, Series 2006-6, Cl. AM, 5.39%, 10/1/45	1,490,000	1,608,042
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-3, Cl. A4, 5.802%, 6/1/49[7]	1,340,000	1,556,640
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.449%, 6/1/47[7]	1,364,915	1,172,018
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR17, Cl. AM, 5.894%, 6/1/50[7]	1,525,000	1,720,587
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[4]	400,694	407,874

7	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	$842,803	$691,195
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 6.262%, 12/1/49[7]	1,560,000	1,737,411
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	93,881	95,337
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	1,375,000	1,590,399
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 5.007%, 9/1/20[4,8]	14,316,176	869,865
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl.1A1, 5.50%, 4/25/37	224,035	154,800
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	1,840,000	2,185,082
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	1,017,477	1,044,765
GS Mortgage Securities Trust 2006-GG6, Commercial Mtg. Pass-Through Certificates, Series 2006-GG6, Cl. AM, 5.622%, 4/1/38	1,443,915	1,590,575
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	1,074,964	1,068,275
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6 A1, 4.947%, 11/1/35[7]	1,992,570	1,676,403
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[4]	1,194,394	1,215,098
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	2,590,000	2,678,490
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	590,000	685,877
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	214,187	219,968
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	2,001,020	1,853,353
JPMorgan, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2009-5, Cl. 1A2, 2.614%, 7/1/36[4,7]	1,446,127	1,016,178
Merrill Lynch Mortgage Trust 2006-C2, Commercial Mtg. Pass-Through Certificates, Series 2006-C2, Cl. AM, 5.782%, 8/1/43	1,485,000	1,661,261
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 6.075%, 6/1/49[7]	1,700,000	1,833,904
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.298%, 11/1/36[3,5,7]	2,165,000	1,039,200

8	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Commercial Continued
Structured Adjustable Rate Mortgage Loan Trust 2006-4, Commercial Mtg. Pass-Through Certificates, Series 2006-4, Cl. 6A, 5.333%, 5/1/36[7]	$512,948	$422,715
Structured Adjustable Rate Mortgage Loan Trust 2007-6, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 4.824%, 7/1/37[7]	2,064,299	1,593,534
Wachovia Bank Commercial Mortgage Trust 2003-C5, Commercial Mtg. Pass-Through Certificates, Series 2003-C5, Cl. A2, 3.989%, 6/1/35	333,507	336,765
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. AM, 5.603%, 10/1/48[7]	1,580,000	1,703,048
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 6.121%, 2/1/51[7]	1,800,000	2,144,723
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	1,835,000	2,163,124
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.1A4, 2.537%, 12/1/35[7]	990,114	915,254
Wells Fargo Mortgage-Backed Securities 2007-AR3 Trust, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. A4, 5.716%, 4/1/37[7]	80,461	72,946
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 5.995%, 11/1/37[7]	1,249,134	1,128,463
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 11.244%, 3/1/44[8]	19,778,461	1,633,780

		43,486,949
Multifamily–0.3%
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37	1,913,685	1,732,319
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.582%, 6/1/36[7]	1,220,562	1,127,371
Countrywide Alternative Loan Trust 2005-86CB, Mtg. Pass-Through Certificates, Series 2005-86CB, Cl. A8, 5.50%, 2/1/36	317,495	285,555
Countrywide Alternative Loan Trust 2005-J14, Mtg. Pass-Through Certificates, Series 2005-J14, Cl. A7, 5.50%, 12/1/35	838,912	695,261
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36	403,676	319,045
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.021%, 5/1/37[7]	485,660	461,937

		4,621,488

9	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Other–0.3%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	$3,770,000	$4,368,678
Residential–2.3%
ABFC Asset-Backed Certificates, Asset-Back Certificates, Series 2005-HE2, Cl. M3, 0.728%, 6/25/35[7]	4,000,000	1,899,190
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-4, Cl. AM, 5.987%, 2/1/51[7]	1,635,000	1,801,915
Series 2007-1, Cl. 1A3, 6%, 1/1/37	546,839	476,648
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.508%, 5/1/36[7]	532,783	517,826
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37	1,845,579	1,821,623
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.318%, 7/25/36[7]	1,019,155	976,010
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	755,348	705,441
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36	2,900,445	2,636,189
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	792,721	714,253
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	1,748,873	1,631,689
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,047,277	6,641,530
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	1,988,667	1,603,510
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.948%, 2/25/33[7]	1,144	1,141
Series 2004-6, Cl. M5, 1.478%, 8/25/34[7]	2,362,066	1,780,005
Series 2005-16, Cl. 2AF2, 5.287%, 5/1/36[7]	400,114	373,650
CSMC Mortgage-Backed Trust 2007-3, Mtg. Pass-Through Certificates, Series 2007-3, Cl. 2A10, 6%, 4/1/37	508,204	442,646
GMACM Home Equity Loan Trust 2007-HE2, Home Equity Loan-Backed Term Nts., Series 2007-HE2, Cl. A2, 6.054%, 12/1/37	26,383	22,408
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	734,202	709,392
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.558%, 2/25/36[7]	933,099	785,636
Series 2005-HF1, Cl. A3B, 0.558%, 2/25/36[7]	702,802	591,734
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	1,252,025	1,168,040

10	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Mortgage-Backed Obligations Continued
Residential Continued
RAMP Series 2006-NC3 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-NC3, Cl. A3, 0.478%, 3/25/36[7]	$16,698,000	$5,884,651
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	529,785	475,441
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.168%, 5/1/37[7]	1,182,241	1,138,487
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 4.681%, 1/1/37[7]	284,461	246,721
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	1,409,245	1,348,593
Wells Fargo Mortgage-Backed Securities 2005-9 Trust, Mtg. Pass-Through Certificates, Series 2005-9, Cl. 2A6, 5.25%, 10/25/35	946,421	1,007,552
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.648%, 10/1/36[7]	1,171,960	1,157,678

		38,559,599

Total Mortgage-Backed Obligations (Cost $391,686,255)		407,998,737
Asset-Backed Securities–9.2%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[4]	870,000	879,604
Airspeed Ltd., Airplane Receivables:
Series 2007-1A, Cl. G1, 0.478%, 6/15/32[3,7]	34,304,545	26,414,500
Series 2007-1A, Cl. G2, 0.488%, 6/15/32[3,7]	11,719,769	9,200,019
Ally Master Owner Trust, Asset-Backed Nts., Series 2012-2, Cl. A, 0.708%, 3/15/16[7]	1,780,000	1,781,431
American Credit Acceptance Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. A, 1.89%, 7/15/16[4]	1,656,908	1,664,779
American Credit Acceptance Receivables Trust 2012-3, Automobile Receivable Nts.:
Series 2012-3, Cl. A, 1.64%, 11/15/16[4,5]	645,000	644,976
Series 2012-3, Cl. C, 2.78%, 9/17/18[4,5]	325,000	324,915
AmeriCredit Automobile Receivables Trust 2010-1, Automobile Receivables-Backed Nts., Series 2010-1, Cl. D, 6.65%, 7/17/17	1,055,000	1,126,666
AmeriCredit Automobile Receivables Trust 2010-2, Automobile Receivables-Backed Nts.:
Series 2010-2, Cl. C, 4.52%, 10/8/15	1,480,000	1,537,001
Series 2010-2, Cl. D, 6.24%, 6/8/16	2,015,000	2,176,164
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	430,000	458,821

11	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. B, 2.33%, 3/8/16	$1,495,000	$1,523,089
Series 2011-2, Cl. D, 4%, 5/8/17	1,450,000	1,531,706
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	2,355,000	2,480,745
AmeriCredit Automobile Receivables Trust 2011-5, Automobile Receivables-Backed Nts., Series 2011-5, Cl. D, 5.05%, 12/8/17	1,500,000	1,628,325
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	1,405,000	1,519,488
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18	2,345,000	2,432,579
AmeriCredit Automobile Receivables Trust 2012-5, Automobile Receivables-Backed Nts., Series 2012-5, Cl. D, 3.27%, 12/10/18	1,280,000	1,288,551
Avis Budget Rental Car Funding AESOP LLC, Automobile Receivable Nts.:
Series 2010-3A, Cl. A, 4.64%, 5/20/16[4]	700,000	757,562
Series 2011-2A, Cl. A, 2.37%, 11/20/14[4]	1,570,000	1,612,249
Series 2012-1A, Cl. A, 2.054%, 8/20/16[4]	2,130,000	2,188,215
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.208%, 9/15/41[3,7]	9,084,096	6,858,493
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[4]	258,471	279,362
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	439,316
Citibank Omni Master Trust, Credit Card Receivables Nts., Series 2009-A17, Cl. A17, 4.90%, 11/15/18[4]	1,535,000	1,661,572
CPS Auto Trust, Automobile Receivable Nts.:
Series 2012-B, Cl. A, 3.09%, 9/1/19[4]	1,752,421	1,759,763
Series 2012-C, Cl. A, 2.26%, 12/16/19[4]	653,296	653,818
Credit Acceptance Auto Loan Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. A, 2.20%, 9/16/19[4]	890,000	895,836
Series 2012-2A, Cl. A, 1.52%, 3/15/20[4]	535,000	535,682
Series 2012-2A, Cl. B, 2.21%, 9/15/20[4]	270,000	273,460
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	1,465,000	1,496,827
DT Auto Owner Trust 2010-1A, Automobile Receivable Nts., Series 2010-1A, Cl. D, 5.92%, 9/15/16[4]	1,075,000	1,085,336
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[4]	1,727,241	1,730,316
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[4]	495,000	495,308

12	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
DT Auto Owner Trust 2011-3A, Automobile Receivable Nts., Series 2011-3A, Cl. C, 4.03%, 12/15/41[4]	$1,491,000	$1,510,265
DT Auto Owner Trust 2012-1A, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.05%, 1/15/15[4]	783,522	784,053
DT Auto Owner Trust 2012-2, Automobile Receivable Nts.:
Series 2012-2, Cl. C, 2.72%, 4/17/17[4]	180,000	180,523
Series 2012-2, Cl. D, 4.35%, 3/15/19[4]	430,000	436,961
Enterprise Fleet Financing LLC, Automobile Receivable Nts., Series 2012-2, Cl. A2, 0.72%, 11/20/17[4,7]	215,000	215,144
Exeter Automobile Receivables Trust, Automobile Receivable Nts.:
Series 2012-1A, Cl. A, 2.02%, 8/15/16[4]	785,934	792,116
Series 2012-2A, Cl. A, 1.30%, 6/15/17[4]	800,807	803,466
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	268,866	268,897
Ford Credit Floorplan Master Owner Trust A, Automobile Receivable Nts., Series 2012-1, Cl. C, 1.708%, 1/15/16[7]	605,000	608,616
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[4]	2,700,000	2,756,429
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.558%, 3/15/16[7]	1,800,000	1,811,642
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38[3]	35,000,000	36,312,500
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	1,670,000	1,720,477
Santander Drive Auto Receivables Trust 2010-B, Automobile Receivables Nts., Series 2010-B, Cl. C, 3.02%, 10/17/16[4]	1,540,000	1,570,128
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	1,715,000	1,795,716
Santander Drive Auto Receivables Trust 2011-4, Automobile Receivables Nts., Series 2011-4, Cl. B, 2.90%, 5/16/16	820,000	841,999
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[3]	1,058,224	1,061,758
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[3]	801,789	806,095
Santander Drive Auto Receivables Trust 2012-2, Automobile Receivables Nts., Series 2012-2, Cl. D, 5%, 2/15/18	1,875,000	1,970,664
Santander Drive Auto Receivables Trust 2012-4, Automobile Receivables Nts., Series 2012-4, Cl. A3, 1.04%, 8/15/16	1,410,000	1,419,850
Santander Drive Auto Receivables Trust 2012-5, Automobile Receivables Nts., Series 2012-5, Cl. D, 3.63%, 9/17/18	810,000	836,686
Santander Drive Auto Receivables Trust 2012-6, Automobile Receivables Nts., Series 2012-6, Cl. D, 3.12%, 10/15/18	790,000	791,361
SNAAC Auto Receivables Trust, Automobile Receivable Nts., Series 2012-1A, Cl. A, 1.78%, 6/15/16[4]	807,492	809,067
Structured Asset Securities Corp., Mtg. Loan Asset-Backed Certificates, Series 2007-GEL2, Cl. A2, 0.528%, 5/25/37[7]	10,000,000	7,840,180

13	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities Continued
United Auto Credit Securitization Trust 2012-1, Automobile Receivables Nts.:
Series 2012-1, Cl. A2, 1.10%, 3/16/15	$535,000	$535,230
Series 2012-1, Cl. B, 1.87%, 9/15/15	910,000	910,744
Series 2012-1, Cl. C, 2.52%, 3/15/16	660,000	660,593
Series 2012-1, Cl. D, 3.12%, 3/15/18	460,000	460,513
Westlake Automobile Receivables Trust 2012-1, Automobile Receivable Nts., Series 2012-1, Cl. D, 1.03%, 6/16/14[3,7]	535,000	535,548
Wheels SPV LLC, Asset-Backed Nts., Series 2012-1, Cl. A2, 1.19%, 3/20/21[4]	885,000	890,162
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2012-B, Cl. A, 1.76%, 5/17/21	625,000	634,471

Total Asset-Backed Securities (Cost $152,547,322)		153,908,328
U.S. Government Obligations–1.3%
Federal Home Loan Mortgage Corp. Nts.:
0.50%, 4/17/15	1,284,000	1,289,985
0.75%, 1/12/18	1,497,000	1,495,274
1.25%, 8/1/19-10/2/19	1,555,000	1,563,400
2.375%, 1/13/22	3,075,000	3,235,915
5.25%, 4/18/16	1,600,000	1,858,936
Federal National Mortgage Assn. Nts.:
0.375%, 12/21/15	3,517,000	3,516,054
0.50%, 9/28/15	4,257,000	4,273,577
0.875%, 12/20/17	3,498,000	3,521,706
U.S. Treasury Nts., 1.75%, 5/15/22	421,000	429,223

Total U.S. Government Obligations (Cost $20,758,314)		21,184,070
Non-Convertible Corporate Bonds and Notes–19.7%
Consumer Discretionary–3.0%
Auto Components–0.1%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	1,451,000	1,559,825
Automobiles–0.3%
Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	830,000	1,302,467
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	3,563,000	4,087,256

		5,389,723
Diversified Consumer Services–0.1%
Service Corp. International, 7.625% Sr. Unsec. Nts., 10/1/18	1,390,000	1,664,525
Hotels, Restaurants & Leisure–0.3%
Darden Restaurants, Inc.:
3.35% Sr. Unsec. Unsub. Nts., 11/1/22	771,000	774,715
4.50% Sr. Unsec. Unsub. Nts., 10/15/21	428,000	474,418
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[4]	2,591,000	2,841,042
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	400,000	490,350

		4,580,525
Household Durables–0.2%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,637,000	1,753,636
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	1,574,000	1,599,877

14	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Household Durables Continued
Whirlpool Corp., 5.50% Sr. Unsec. Unsub. Nts., 3/1/13	$601,000	$608,049

		3,961,562
Media–1.0%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	995,000	1,491,008
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	375,000	398,214
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	1,505,000	1,734,513
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	457,000	459,794
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	1,607,000	1,823,945
Historic TW, Inc., 9.125% Debs., 1/15/13	547,000	552,009
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	586,000	635,078
10% Sr. Unsec. Nts., 7/15/17	1,669,000	1,842,159
Lamar Media Corp., 5% Sr. Sub. Nts., 5/1/23[4]	1,657,000	1,669,428
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	553,000	696,964
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	876,000	1,278,601
Time Warner, Inc., 9.15% Debs., 2/1/23	201,000	295,367
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21	895,000	1,043,135
6.50% Sr. Sec. Nts., 1/15/18	1,981,000	2,159,290

		16,079,505
Multiline Retail–0.2%
Dollar General Corp., 4.125% Nts., 7/15/17	1,545,000	1,629,975
Macy’s Retail Holdings, Inc., 5.75% Sr. Unsec. Nts., 7/15/14	2,212,000	2,382,262

		4,012,237
Specialty Retail–0.6%
Gap, Inc. (The), 5.95% Sr. Unsec. Unsub. Nts., 4/12/21	1,805,000	2,060,855
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	1,592,000	1,832,790
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	1,772,000	1,931,480
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,636,000	1,828,230
Staples, Inc., 9.75% Sr. Unsec. Unsub. Nts., 1/15/14	1,373,000	1,502,069

		9,155,424
Textiles, Apparel & Luxury Goods–0.2%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,477,000	1,630,239
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20	1,400,000	1,573,250

		3,203,489
Consumer Staples–1.4%
Beverages–0.4%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	782,000	1,287,739
Coca-Cola HBC Finance BV, 5.125% Sr. Unsec. Unsub. Nts., 9/17/13	1,620,000	1,664,558
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	440,000	476,293
Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[4]	1,522,000	1,632,663
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[4]	779,000	850,170

15	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Beverages Continued
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42	$650,000	$752,035

		6,663,458
Food & Staples Retailing–0.3%
Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40	464,000	434,601
5.875% Sr. Unsec. Unsub. Bonds, 2/1/14	1,403,000	1,473,440
Safeway, Inc.:
3.95% Sr. Unsec. Unsub. Nts., 8/15/20	2,031,000	2,025,435
5.625% Sr. Unsec. Unsub. Nts., 8/15/14	595,000	635,120

		4,568,596
Food Products–0.4%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	1,471,000	1,552,635
8.50% Sr. Unsec. Nts., 6/15/19	1,008,000	1,306,600
ConAgra Foods, Inc., 3.25% Sr. Unsec. Unsub. Nts., 9/15/22	799,000	802,906
Kraft Foods Group, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40[4]	509,000	674,601
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	1,694,000	1,859,165
Tyson Foods, Inc., 4.50% Sr. Unsec. Unsub. Nts., 6/15/22	802,000	867,924

		7,063,831
Tobacco–0.3%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	795,000	1,341,404
Lorillard Tobacco Co., 7% Sr. Unsec. Nts., 8/4/41	1,083,000	1,312,467
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	1,594,000	1,644,664

		4,298,535
Energy–1.9%
Energy Equipment & Services–0.4%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	1,784,000	2,032,682
Noble Holding International Ltd., 7.375% Sr. Unsec. Bonds, 3/15/14	1,388,000	1,497,713
Precision Drilling Corp.:
6.50% Sr. Unsec. Nts., 12/15/21	751,000	788,550
6.625% Sr. Unsec. Nts., 11/15/20	717,000	760,020
Rowan Cos., Inc., 4.875% Sr. Unsec. Nts., 6/1/22	1,053,000	1,149,890

		6,228,855
Oil, Gas & Consumable Fuels–1.5%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	604,000	747,930
Apache Corp., 2.625% Sr. Unsec. Unsub. Nts., 1/15/23[5]	773,000	777,281
Canadian Oil Sands Ltd.:
5.80% Sr. Unsec. Nts., 8/15/13[4]	1,584,000	1,641,512
6% Sr. Unsec. Nts., 4/1/42[4]	691,000	814,835
DCP Midstream LLC, 5.35% Sr. Unsec. Nts., 3/18/20[4]	1,078,000	1,194,794
DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	1,430,000	1,429,793
El Paso Pipeline Partners Operating Co. LLC, 4.70% Sr. Unsec. Nts., 11/1/42	1,118,000	1,105,211
EnCana Holdings Finance Corp., 5.80% Sr. Unsec. Unsub. Nts., 5/1/14	599,000	639,679

16	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Oil, Gas & Consumable Fuels Continued
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21	$1,287,000	$1,409,627
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	465,000	523,480
8.50% Sr. Unsec. Nts., 4/15/14	1,180,000	1,288,226
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	1,560,000	1,686,750
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	701,000	899,812
NuStar Logistics LP, 4.75% Sr. Unsec. Unsub. Nts., 2/1/22	1,647,000	1,582,887
Phillips 66, 4.30% Unsec. Nts., 4/1/22[4]	1,096,000	1,215,691
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	1,578,000	1,743,690
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	1,466,000	1,586,579
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[4]	1,643,000	1,647,108
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22[4]	809,000	875,053
Woodside Finance Ltd.:
4.60% Sr. Unsec. Nts., 5/10/21[4]	1,209,000	1,348,216
5% Sr. Unsec. Nts., 11/15/13[4]	1,569,000	1,625,812

		25,783,966
Financials–7.9%
Capital Markets–1.9%
Blackstone Holdings Finance Co. LLC:
4.75% Sr. Unsec. Nts., 2/15/23[4]	458,000	488,836
6.625% Sr. Unsec. Nts., 8/15/19[4]	2,035,000	2,379,580
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	1,639,000	1,690,376
Goldman Sachs Group, Inc. (The):
5.25% Sr. Unsec. Nts., 7/27/21	1,367,000	1,564,786
6.25% Sr. Nts., 2/1/41	1,534,000	1,867,492
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17[4]	518,000	565,466
6.625% Unsec. Sub. Nts., 4/7/21[4]	2,342,000	2,579,383
Mellon Capital IV, 4% Perpetual Bonds[7,11]	6,000,000	5,648,160
Morgan Stanley:
4.875% Sub. Nts., 11/1/22	1,325,000	1,381,397
6.25% Sr. Unsec. Nts., 8/28/17	1,000,000	1,127,156
6.375% Sr. Unsec. Nts., 7/24/42	3,385,000	3,971,634
Nomura Holdings, Inc.:
4.125% Sr. Unsec. Unsub. Nts., 1/19/16	1,568,000	1,651,681
6.70% Sr. Unsec. Nts., 3/4/20	144,000	169,918
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24	1,477,000	1,666,292
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	1,765,000	1,765,000
UBS AG (Stamford CT), 2.25% Sr. Unsec. Nts., 8/12/13	667,000	674,602
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[11]	1,611,000	1,639,193

		30,830,952
Commercial Banks–2.0%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[4]	1,820,000	1,821,656

17	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Commercial Banks Continued
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	$3,032,000	$3,050,950
HBOS plc, 6.75% Unsec. Sub. Nts., 5/21/18[4]	1,566,000	1,671,705
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[7]	4,060,000	4,029,550
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[4]	1,272,000	1,400,837
Mercantile Bankshares Corp., 4.625% Unsec. Sub. Nts., Series B, 4/15/13	1,067,000	1,082,662
RBS Citizens Financial Group, Inc., 4.15% Sub. Nts., 9/28/22[4]	3,258,000	3,312,822
Societe Generale SA, 2.75% Sr. Unsec. Nts., 10/12/17	1,355,000	1,370,801
Wachovia Capital Trust III, 5.57% Perpetual Bonds[7,11]	11,000,000	11,000,000
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K11	1,773,000	2,045,599
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17	2,777,000	2,918,558

		33,705,140
Consumer Finance–0.3%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	1,577,000	1,605,531
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19	544,000	721,539
Discover Financial Services, 3.85% Sr. Unsec. Unsub. Nts., 11/21/22[4]	1,751,000	1,766,727
SLM Corp., 4.625% Sr. Unsec. Nts., 9/25/17	1,347,000	1,372,804

		5,466,601
Diversified Financial Services–1.1%
Citigroup, Inc.:
4.50% Sr. Unsec. Nts., 1/14/22	2,532,000	2,851,804
5.95% Sub. Nts., 12/31/49	1,669,000	1,700,294
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[11]	9,712,000	11,010,873
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,285,000	2,992,571

		18,555,542
Insurance–2.1%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	760,000	780,900
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	1,361,000	1,606,552
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	851,000	1,002,523
Gulf South Pipeline Co. LP, 5.05% Sr. Unsec. Nts., 2/1/15[4]	1,490,000	1,615,045
Hartford Financial Services Group, Inc., 6.625% Sr. Unsec. Unsub. Nts., 4/15/42	948,000	1,190,819
Hartford Life, Inc., 7.375% Sr. Unsec. Unsub. Nts., 3/1/31	1,043,000	1,331,318
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[4]	1,130,000	1,132,827
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	3,170,000	3,138,300
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14	356,000	381,272
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	10,000,000	15,362,500
Prudential Financial, Inc., 5.625% Unsec. Sub. Nts., 6/15/43	950,000	957,125
Swiss Re Capital I LP, 6.854% Perpetual Bonds[4,11]	3,069,000	3,209,078
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	2,565,000	2,944,284

		34,652,543

18	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Real Estate Investment Trusts (REITs)–0.5%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	$440,000	$495,678
7% Sr. Unsec. Nts., 10/15/17	1,409,000	1,692,966
CommonWealth REIT, 5.75% Sr. Unsec. Unsub. Bonds, 2/15/14	1,482,000	1,517,746
Duke Realty LP, 6.25% Sr. Unsec. Unsub. Nts., 5/15/13	1,625,000	1,663,279
National Retail Properties, Inc., 6.25% Sr. Unsec. Unsub. Nts., 6/15/14	1,115,000	1,196,355
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.50% Sr. Unsec. Nts., 6/2/14[4]	1,426,000	1,556,970

		8,122,994
Health Care–0.7%
Biotechnology–0.3%
Amgen, Inc., 3.625% Sr. Unsec. Unsub. Nts., 5/15/22	1,562,000	1,680,151
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	1,731,000	1,780,202
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41	840,000	1,064,450

		4,524,803
Health Care Providers & Services–0.2%
Express Scripts Holding Co., 6.25% Sr. Unsec. Nts., 6/15/14	1,487,000	1,608,028
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	854,000	1,154,057
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,086,000	1,254,486

		4,016,571
Pharmaceuticals–0.2%
AbbVie, Inc., 2.90% Sr. Unsec. Nts., 11/6/22[4]	1,158,000	1,184,010
Mylan, Inc., 6% Sr. Nts., 11/15/18[4]	1,791,000	1,983,533

		3,167,543
Industrials–1.4%
Aerospace & Defense–0.2%
BE Aerospace, Inc., 5.25% Sr. Unsec. Unsub. Nts., 4/1/22	1,072,000	1,133,640
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	1,484,000	1,611,995

		2,745,635
Building Products–0.0%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	547,000	555,250
Commercial Services & Supplies–0.1%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	1,596,000	1,647,870
Electrical Equipment–0.1%
Turlock Corp., 4.15% Sr. Unsec. Unsub. Nts., 11/2/42[4]	818,000	836,555
Industrial Conglomerates–0.3%
General Electric Capital Corp.:
6.375% Unsec. Sub. Bonds, 11/15/67	3,251,000	3,456,463
7.125% Unsec. Sub. Nts., 12/15/49	1,300,000	1,470,030

		4,926,493
Machinery–0.5%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[4]	1,707,000	1,873,433
ITT Corp., 7.375% Unsec. Debs., 11/15/15	1,157,000	1,347,721
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	1,121,000	1,241,504
Kennametal, Inc., 3.875% Sr. Unsec. Unsub. Nts., 2/15/22	1,184,000	1,246,578

19	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Machinery Continued
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17[4]	$1,426,000	$1,604,250
Stanley Black & Decker, Inc., 2.90% Sr. Unsec. Unsub. Nts., 11/1/22	1,162,000	1,191,133

		8,504,619
Professional Services–0.1%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	1,480,000	1,579,900
Road & Rail–0.1%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	628,000	763,857
Kansas City Southern de Mexico SA de CV, 6.625% Sr. Unsec. Unsub. Nts., 12/15/20	683,000	775,205
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50% Sr. Nts., 7/11/14[4]	583,000	589,633

		2,128,695
Information Technology–0.7%
Communications Equipment–0.0%
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	686,000	809,819
Computers & Peripherals–0.3%
Hewlett-Packard Co.:
2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,821,000	2,762,580
4.75% Sr. Unsec. Nts., 6/2/14	1,473,000	1,520,681

		4,283,261
Electronic Equipment, Instruments & Components–0.2%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	1,792,000	1,959,704
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42	634,000	663,958

		2,623,662
Internet Software & Services–0.0%
eBay, Inc., 4% Sr. Unsec. Unsub. Nts., 7/15/42	650,000	634,640
Office Electronics–0.1%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	1,571,000	1,605,941
Software–0.1%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	1,972,000	2,082,947
Materials–1.3%
Chemicals–0.3%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	787,000	976,797
CF Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 5/1/20	1,237,000	1,564,996
Dow Chemical Co. (The), 4.375% Sr. Unsec. Nts., 11/15/42	573,000	566,007
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42	795,000	842,947
RPM International, Inc., 3.45% Sr. Unsec. Nts., 11/15/22	802,000	799,219

		4,749,966
Containers & Packaging–0.4%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr. Unsec. Nts., 2/1/21	1,562,000	1,718,200
Greif, Inc., 7.75% Sr. Unsec. Nts., 8/1/19	1,400,000	1,613,500
Rock-Tenn Co.:
3.50% Sr. Nts., 3/1/20[4]	440,000	456,212
4.90% Sr. Unsec. Nts., 3/1/22[4]	563,000	615,845

20	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes Continued
Containers & Packaging Continued
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[4]	$1,355,000	$1,531,150

		5,934,907
Metals & Mining–0.5%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	829,000	925,336
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40	431,000	412,956
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22	1,149,000	1,170,189
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	2,519,000	2,878,663
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,190,000	1,296,161
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,317,000	1,469,411

		8,152,716
Paper & Forest Products–0.1%
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	696,000	848,562
Westvaco Corp., 7.95% Sr. Unsec. Unsub. Nts., 2/15/31	1,301,000	1,713,163

		2,561,725
Telecommunication Services–0.8%
Diversified Telecommunication Services–0.7%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	1,262,000	1,622,138
British Telecommunications plc, 9.625% Bonds, 12/15/30	1,010,000	1,624,043
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42	1,236,000	1,291,022
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	1,436,000	1,647,810
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,938,000	2,039,745
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21	2,116,000	2,153,030
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	982,000	1,332,947
Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 4/1/23	1,550,000	1,608,125

		13,318,860
Wireless Telecommunication Services–0.1%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	810,000	840,926
Utilities–0.6%
Electric Utilities–0.4%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	2,254,000	2,461,557
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	1,659,000	1,678,390
Oncor Electric Delivery Co. LLC, 4.10% Unsub. Nts., 6/1/22	314,000	341,229
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Nts., 12/1/22	100,000	102,188
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[4]	2,585,000	2,933,011

		7,516,375
Energy Traders–0.1%
TransAlta Corp., 5.75% Sr. Unsec. Nts., 12/15/13	1,575,000	1,646,863
Multi-Utilities–0.1%
CMS Energy Corp., 5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,487,000	1,657,412

Total Non-Convertible Corporate Bonds and Notes (Cost $303,347,541)		328,601,782

21	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Principal Amount		Value
Convertible Corporate Bonds and Notes–1.7%
Amylin Pharmaceuticals, Inc., 3% Cv. Sr. Unsec. Nts., 6/15/14	$13,000,000		$13,708,483
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[7]	4,925,000		5,195,875
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25	4,000,000		4,025,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14	5,000,000		5,143,750

Total Convertible Corporate Bonds and Notes (Cost $25,332,146)			28,073,108

	Shares
Structured Securities–0.9%
Barclays Bank plc, Apple, Inc., Equity Linked Nts., 12/31/12 (Cost $15,000,248)	25,287		14,852,825

	Principal Amount
Event-Linked Bonds–0.4%
Calypso Capital Ltd. Catastrophe Linked Nts., Series 2010-1, Cl. A, 3.722%, 1/10/14[4,7]	2,041,000	EUR	2,655,469
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A, 5.75%, 2/3/14[4,7]	2,100,000		2,115,960
Longpoint Re Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12[4,7]	1,606,000		1,603,912

Total Event-Linked Bonds (Cost $6,535,048)			6,375,341

	Swaption Expiration Date	Notional Amount
Swaptions Purchased–0.1%
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 11/28/24[2]	11/26/14	$50,000,000	399,074
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 5.28%; Received: Three-Month BBA LIBOR; Termination Date: 10/19/25[2]	10/16/15	11,666,666	74,994
Goldman Sachs International; Interest Rate Swaption (European); Swap Terms: Paid: 5.445%; Received: Three-Month BBA LIBOR; Termination Date: 11/9/25[2]	11/6/15	11,666,666	69,794
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 12/3/24[2]	12/2/14	50,000,000	406,079

22	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

	Swaption Expiration Date	Notional Amount	Value
Swaptions Purchased Continued
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4%; Received: Three-Month BBA LIBOR; Termination Date: 2/26/25[2]	2/25/15	$50,000,000	$514,425
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 4.50%: Received: Three-Month BBA LIBOR; Termination Date: 2/28/27[2]	2/27/17	50,000,000	1,183,029

Total Swaptions Purchased (Cost $7,992,500)			2,647,395

	Shares
Investment Companies–24.5%
Arctic Glacier Income Fund[2]	2,000,000	420,000
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[1,12]	244,232,889	244,232,889
Oppenheimer Master Loan Fund, LLC[1]	11,000,141	143,245,798
Oppenheimer Short Duration Fund, Cl. Y1	2,016,680	20,207,133

Total Investment Companies (Cost $406,758,244)		408,105,820
Total Investments, at Value (Cost $1,760,627,316)	113.7%	1,895,390,233
Liabilities in Excess of Other Assets	(13.7)	(228,213,134)

Net Assets	100.0%	$1,667,177,099

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR                                         Euro

23	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

1.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 31, 2012	Gross Additions	Gross Reductions		Shares November 30, 2012
H.J. Heinz Finance Co., 8% Cum., Series B	295	—	—		295
Oppenheimer Capital Income Fund (Cayman) Ltd.[a]	7,500	—	—		7,500
Oppenheimer Institutional Money Market Fund, Cl. E	206,909,741	85,045,110	47,721,962		244,232,889
Oppenheimer Master Loan Fund, LLC	11,000,141	—	—		11,000,141
Oppenheimer Short Duration Fund, Cl. Y	2,011,498	5,182	—		2,016,680

		Value	Income		Realized Loss
H.J. Heinz Finance Co., 8% Cum., Series B		$30,910,469	$590,000		$—
Oppenheimer Capital Income Fund (Cayman) Ltd.[a]		711,968	—		—
Oppenheimer Institutional Money Market Fund, Cl. E		244,232,889	98,847		—
Oppenheimer Master Loan Fund, LLC		143,245,798	2,500,497	[b]	32,767	[b]
Oppenheimer Short Duration Fund, Cl. Y		20,207,133	30,837		—

		$439,308,257	$3,220,181		$32,767

a.	Investment in a wholly-owned subsidiary. See accompanying Notes of the entity included herein.
b.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2.	Non-income producing security.
3.	Restricted security. The aggregate value of restricted securities as of November 30, 2012 was $89,087,192, which represents 5.34% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.478%, 6/15/32	7/28/10-10/21/10	$27,515,021	$26,414,500	$(1,100,521)
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G2, 0.488%, 6/15/32	4/8/11	9,860,156	9,200,019	(660,137)
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.208%, 9/15/41	11/10/09	5,844,993	6,858,493	1,013,500
Bond Street Holdings LLC, Cl. A	11/4/09	5,700,000	5,272,500	(427,500)
Morgan Stanley, Re-Securitized Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Series 2012-R3, Cl. 1B, 2.298%, 11/1/36	10/24/12	1,040,054	1,039,200	(854)
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38	1/25/11-7/18/12	37,261,501	36,312,500	(949,001)
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14	7/16/09-2/16/12	1,494,475	1,586,579	92,104
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-2/9/12	1,059,282	1,061,758	2,476
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17	5/19/11-1/19/12	800,321	806,095	5,774
Westlake Automobile Receivables Trust 2012-1, Automobile Receivable Nts., Series 2012-1, Cl. D, 1.03%, 6/16/14	9/19/12	534,995	535,548	553

		$91,110,798	$89,087,192	$(2,023,606)

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $124,125,381 or 7.45% of the Fund's net assets as of November 30, 2012.

24	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

5.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after November 30, 2012. See accompanying Notes.
6.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $531,536. See accompanying Notes.
7.	Represents the current interest rate for a variable or increasing rate security.
8.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $20,518,870 or 1.23% of the Fund’s net assets as of November 30, 2012.
9.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
10.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $283,991 or 0.02% of the Fund’s net assets as of November 30, 2012.
11.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.
12.	Rate shown is the 7-day yield as of November 30, 2012.

Forward Currency Exchange Contracts as of November 30, 2012 are as follows:

Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Depreciation
Bank of America NA
Euro (EUR)	Sell	2,555	EUR	2/15/13	$3,325,544	$59,488

Futures Contracts as of November 30, 2012 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	Buy	169	12/18/12	$2,627,950	$40,943
CBOE Volatility Index	Sell	201	3/19/13	3,879,300	(17,996)
Euro BTP	Sell	20	12/6/12	2,907,492	(259,396)
U.S. Long Bonds	Buy	175	3/19/13	26,260,938	144,590
U.S. Treasury Nts., 2 yr.	Sell	239	3/28/13	52,688,297	(13,013)
U.S. Treasury Nts., 5 yr.	Sell	356	3/28/13	44,399,875	(125,144)
U.S. Treasury Nts., 10 yr.	Buy	272	3/19/13	36,350,250	89,355
U.S. Treasury Nts., 10 yr.	Sell	138	3/19/13	18,442,406	(48,493)
U.S. Treasury Ultra Bonds	Buy	201	3/19/13	33,353,438	147,310

					$(41,844)

Notes to Statement of Investments

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

25	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$341,378,414
Sold securities	100,881,577

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Investment in Oppenheimer Capital Income Fund (Cayman) Ltd. The Fund may invest up to 25% of its total assets in Oppenheimer Capital Income Fund (Cayman) Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

26	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund’s Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund’s investment in the Subsidiary is recorded in the Fund’s Statement of Assets and Liabilities in the annual and semiannual reports and the Fund’s Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Fund.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

27	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

28	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

29	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The table below categorizes amounts as of November 30, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Wholly-Owned Subsidiary	$—	$711,968	$—	$711,968
Common Stocks
Consumer Discretionary	50,605,395	—	—	50,605,395
Consumer Staples	48,320,687	—	—	48,320,687
Energy	54,931,337	—	—	54,931,337
Financials	74,079,554	6,937,500	—	81,017,054
Health Care	63,360,329	—	—	63,360,329
Industrials	39,385,572	—	—	39,385,572
Information Technology	61,612,152	—	—	61,612,152
Materials	31,897,718	—	—	31,897,718
Telecommunication Services	14,553,225	—	—	14,553,225
Utilities	18,429,310	—	—	18,429,310
Preferred Stocks	—	57,819,212	—	57,819,212
Rights, Warrants and Certificates	998,868	—	—	998,868
Mortgage-Backed Obligations	—	407,998,737	—	407,998,737
Asset-Backed Securities	—	153,908,328	—	153,908,328
U.S. Government Obligations	—	21,184,070	—	21,184,070
Non-Convertible Corporate Bonds and Notes	—	328,601,782	—	328,601,782
Convertible Corporate Bonds and Notes	—	28,073,108	—	28,073,108
Structured Securities	—	14,852,825	—	14,852,825
Event-Linked Bonds	—	6,375,341	—	6,375,341
Swaptions Purchased	—	2,647,395	—	2,647,395
Investment Companies	264,860,022	143,245,798	—	408,105,820

Total Investments, at Value	723,034,169	1,172,356,064	—	1,895,390,233
Other Financial Instruments:
Futures margins	146,585	—	—	146,585

Total Assets	$723,180,754	$1,172,356,064	$—	$1,895,536,818

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(59,488)	$—	$(59,488)
Futures margins	(78,924)	—	—	(78,924)

Total Liabilities	$(78,924)	$(59,488)	$—	$(138,412)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

30	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1 *	Transfers out of Level 2*
Assets Table
Investments, at Value:
Common Stocks
Energy	$11,043,002	$(11,043,002)

Total Assets	$11,043,002	$(11,043,002)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary’s net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

31	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of November 30, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $2,647,395 , which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $2,647,395 as of November 30, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of November 30, 2012 the Fund has required certain counterparties to post collateral of $3,018,352.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of November 30, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $59,488 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of November 30, 2012, the Fund could have been required to pay this amount in cash to its counterparties.

32	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

During the three months ended November 30, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $143,417 and $6,063,659, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

33	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to increase exposure to volatility risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the three months ended November 30, 2012, the Fund had an ending monthly average market value of $97,286,402 and $141,496,372 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the three months ended November 30, 2012, the Fund had an ending monthly average market value of $25,195 on purchased call options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

As of November 30, 2012, the Fund had no outstanding written or purchased options.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability

34	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

During the three months ended November 30, 2012, the Fund had an ending monthly average market value of $3,166,129 on purchased swaptions.

Restricted Securities

As of November 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,766,504,041
Federal tax cost of other investments	(23,682,952)

Total federal tax cost	$1,742,821,089

Gross unrealized appreciation	$162,888,846
Gross unrealized depreciation	(34,044,498)

Net unrealized appreciation	$128,844,348

35	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

Wholly-Owned Subsidiary

As of November 30, 2012, the Fund had no holdings. Therefore no Statement of Investments is included.

Notes to Statement of Investments

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

While the Fund held securities during the period and did apply these procedures to value those investments, it did not hold any securities at period end.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

36	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

37	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are

38	Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS November 30, 2012 (Unaudited)

liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

During the three months ended November 30, 2012, the Fund had an ending monthly average market value of $125,906 on futures contracts purchased.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

As of November 30, 2012, the Fund had no outstanding futures contracts.

39	Oppenheimer Capital Income Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	1/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	1/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	1/9/2013